Post-Employment Benefits - Summary of Weighted Average Principal Assumptions Used to Determine Defined Benefit Obligation (Detail)	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of defined benefit plans [line items]
Discount rate	3.14%	4.14%	3.72%
Pension plan [member] | Canada plan [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.80%	3.10%
Rate of compensation increase	2.00%	2.30%
Other post employment benefit plans [member] | Canada plan [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.70%	3.00%
Rate of compensation increase	2.00%	2.30%